Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of Other Liabilities

	December 31, 2019	December 31, 2018
	(in thousands)
General trade and overhead liabilities*	$174,131	$118,845
Personnel related liabilities	157,146	171,866
Operating lease liability (note 22)	28,320	—
Facility related liabilities	11,138	14,012
Other liabilities	6,531	4,289
Restructuring and other items (note 14)	1,232	8,089
Short term government grants (note 11)	45	42
	$378,543	$317,143

*includes amounts due to third parties in respect of accrued reimbursable expenses of $142.6 million at December 31, 2019 and $85.6 million at December 31, 2018.